RiverPark Focused Value Fund
Investment Objective
RiverPark Focused Value Fund ("RiverPark Value" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RiverPark Focused Value Fund - USD ($)	Retail Class Shares	Institutional Class Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RiverPark Focused Value Fund		Retail Class Shares	Institutional Class Shares	Class C Shares
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		none	none	1.00%
Other Expenses	[1]	0.63%	0.22%	0.22%
Total Annual Fund Operating Expenses		1.28%	0.87%	1.87%
Fee Waiver and/or Expense Reimbursement Plus Management Fees Subject to Recovery	[2]	(0.03%)	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	0.91%	1.91%
[1]	Other Expenses, which include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares. Other Expenses include a shareholder servicing fee of up to 0.25% for the Retail Class Shares and an administrative servicing fee of up to 0.15% for each of the classes to be used for non-distribution related services including providing shareholder accounting, client support and other services associated with maintaining shareholder accounts on various brokerage platforms.
[2]	RiverPark Advisors, LLC, the Fund's investment adviser (the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund , including expenses associated with the Fund's shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares, 1.25% for the Retail Class Shares and 2.00% for the Class C Shares of the Fund's average net assets. This agreement is in effect until at least January 31, 2019 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days' notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - RiverPark Focused Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class Shares	127	403	699	1,543
Institutional Class Shares	89	278	482	1,073
Class C Shares	190	588	1,011	2,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2017, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

RiverPark Value seeks long-term capital appreciation by investing in equity securities of companies that RiverPark Advisors, LLC, the Fund's investment adviser ("RiverPark" or the "Adviser"), believes, based on the Adviser's internal research, are trading at substantial discounts to intrinsic value. This intrinsic value determination is derived from a detailed, independent assessment of a company's current financial and strategic position and projections about future revenue, profitability and capital structure.

Under normal circumstances, the Fund will invest primarily in the securities of U.S. companies with market capitalizations in excess of $10 billion ("Large Capitalization Companies"), but it may also invest in the securities of smaller companies and companies outside the U.S.

In selecting its investments, the Adviser will buy when it determines that securities are selling at a substantial discount to the Adviser's estimate of intrinsic value. These opportunities may arise when a company's share price has fallen relative to the Adviser's assessment of value or when the Adviser's assessment of value has grown relative to a company's share price.

The Adviser will focus its research on situations that are likely to create significant distortions in the market's perception of value, such as spin-offs, mergers and acquisitions, changes of corporate management and other corporate events. Also, as a value investor, the Adviser may be attracted to companies whose shares have undergone a significant price decline. It is important to note, however, that in each of these situations, the triggering event is merely a starting place for more intensive research and not an automatic or mechanical signal to buy.

Finally, a strong sell discipline is essential to the Adviser's overall value approach. The Adviser will generally have a specific price target in mind when entering a position and will constantly monitor each position as the stock price approaches such target.

Principal Risks

The Fund is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Limited Operating History Risk. The Fund is an open-ended investment company with less than one year of operations. The Fund is designed for long-term investors and not as a trading vehicle.

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Value Stock Risk. The Fund invests in value stocks. When value investing is out of favor, the Fund's share price may decline even though the companies the Fund invests in have sound fundamentals. In addition, investing in value stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values.

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk. Management risk means that the Adviser's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Non-Diversified Portfolio Risk. The Fund is non-diversified which means that its portfolio will be invested in a relatively small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities.

See "Description of Principal Risks" beginning on page 57 for a discussion of each of these risks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is no guarantee of future results.

Calendar Year Total Returns (as of December 31) Institutional Class (RFVIX)

During the period of time shown in the bar chart, the highest quarterly return was 7.27% for the quarter ended March 31, 2017 and the lowest quarterly return was (6.97%) for the quarter ended March 31,  2016.

The performance table below shows how the Fund's actual since inception annual returns for the period ended December 31, 2017 compared to that of the Fund's benchmarks (the Russell 1000 Value Total Return Index and Morningstar Large Value Category (sourced Morningstar Principia)):

Average Annual Total Returns
Average Annual Total Returns - RiverPark Focused Value Fund		1 Year	Since Inception	Inception Date
Retail Class Shares		22.70%	0.23%	Mar. 31, 2015
Institutional Class Shares		23.14%	0.50%	Mar. 31, 2015
Institutional Class Shares | After Taxes on Distributions	[1]	22.57%	0.15%	Mar. 31, 2015
Institutional Class Shares | After Taxes on Distributions and Sales	[1]	13.10%	0.24%	Mar. 31, 2015
Russell 1000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)		13.66%	9.74%	Mar. 31, 2015
Morningstar Large Value Category (reflects no deduction for fees, expenses or taxes)		16.07%	9.18%	Mar. 31, 2015
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund's website at www.riverparkfunds.com.